INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2022	2023	2024
Loss (income) from continuing operations before income taxes:
PRC	144,885	3,093,763	(189,790)
Other jurisdictions	683,433	847,831	804,649

Total loss from continuing operations before income taxes	828,318	3,941,594	614,859

Current tax expenses:
PRC	375,388	279,646	337,629
Other jurisdictions	—	708	—
Total current tax expenses	375,388	280,354	337,629

Deferred tax benefits:
PRC	(99,153)	(295,931)	(181,576)
Total deferred tax benefits	(99,153)	(295,931)	(181,576)

Total income taxes expenses (benefits)	276,235	(15,577)	156,053

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2022	2023	2024

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(0.9)%	(0.2)%	(0.9)%
Tax differential for entities in non-PRC jurisdiction	(0.7)%	(0.3)%	(1.1)%
Preferential tax rate	0.8%	0.2%	0.8%
Tax effect of current year permanent differences	(2.4)%	(0.1)%	(0.8)%
Expiration of unused net operating losses	(1.9)%	(1.2)%	(7.2)%
Non-taxable income and non-deductible expenses	(17.2)%	(5.3)%	(29.1)%
Gain from purchase price adjustment	6.2%	0.0%	0.0%
Change in valuation allowance	(39.1)%	(18.9)%	(12.5)%
Return to provision adjustment	(3.1)%	1.2%	0.4%
	(33.3)%	0.4%	(25.4)%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2023	2024
Deferred tax assets:
Allowance for credit losses	9,585	8,183
Impairment of long-lived assets	753,354	651,752
Government subsidy	7,877	7,062
Accrued expenses	64,709	108,303
Asset retirement obligation	26,165	27,422
Operating lease liabilities	368,061	342,036
Finance lease and other financing obligations	1,475,504	1,423,607
Net operating losses carry forwards	1,157,548	1,281,372
Other non-current assets	27,714	38,472
Other non-current liabilities	12,621	6,271

Total gross deferred tax assets	3,903,138	3,894,480
Valuation allowance on deferred tax assets	(1,849,408)	(1,926,197)

Deferred tax assets, net of valuation allowance	2,053,730	1,968,283

Deferred tax liabilities:
Accounts receivable	(65,008)	(16,481)
Property and equipment	(1,690,627)	(1,616,276)
Intangible assets	(189,210)	(128,563)
Prepaid land use rights	(1,451)	(1,411)
Operating lease right-of-use assets	(1,080,936)	(1,047,918)
Other current assets	(19,135)	(17,091)

Total deferred tax liabilities	(3,046,367)	(2,827,740)

Net deferred tax liabilities	(992,637)	(859,457)

Analysis as:
Deferred tax assets	289,847	381,274
Deferred tax liabilities	(1,282,484)	(1,240,731)

Net deferred tax liabilities	(992,637)	(859,457)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2022	2023	2024

Balance at the beginning of the year	760,958	1,104,859	1,849,408
Increase during the year	343,901	744,549	76,789

Balance at the end of the year	1,104,859	1,849,408	1,926,197